Stock-based Compensation (Options Assumptions) (Details) - Stock Option Awards [Member] - $ / shares	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Assumptions
Grant price (in dollars per share)	$ 133.56	$ 126.13	$ 110.94
Expected stock price volatility	21.00%	19.00%	18.00%
Expected term (years)	5 years 9 months 18 days	5 years 8 months 12 days	5 years 6 months
Risk-free interest rate	0.48%	1.26%	1.75%
Dividend rate (in dollars per share)	$ 2.46	$ 2.30	$ 2.15
Weighted-average grant date fair value (in dollars per share)	$ 20.50	$ 19.09	$ 16.34